Schedule of investments
Delaware Emerging Markets Debt Corporate Fund	October 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 93.68%Δ
Argentina — 3.31%
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	544,629	$ 570,273
Telecom Argentina 144A 9.50% 7/18/31 #	840,000	867,300
Transportadora de Gas del Sur 144A 8.50% 7/24/31 #	645,000	670,392
YPF 144A 9.50% 1/17/31 #	900,000	950,015
		3,057,980
Brazil — 8.87%
3R Lux 144A 9.75% 2/5/31 #	625,000	647,066
Braskem Netherlands Finance 144A 8.00% 10/15/34 #	690,000	688,793
Centrais Eletricas Brasileiras 144A 6.50% 1/11/35 #	925,000	908,581
CSN Resources 144A 8.875% 12/5/30 #	530,000	532,573
LD Celulose International 144A 7.95% 1/26/32 #	825,000	844,903
Minerva Luxembourg 144A 8.875% 9/13/33 #	575,000	604,132
Movida Europe 144A 7.85% 4/11/29 #	730,000	692,745
MV24 Capital 144A 6.748% 6/1/34 #	721,294	700,499
Raizen Fuels Finance
144A 5.70% 1/17/35 #	715,000	685,363
144A 6.95% 3/5/54 #	760,000	770,392
Samarco Mineracao PIK, 144A 9.00% 6/30/31 #, >>	541,069	514,163
XP 144A 6.75% 7/2/29 #	595,000	597,874
		8,187,084
Chile — 4.50%
AES Andes 144A 8.15% 6/10/55 #, μ	730,000	747,035
Alfa Desarrollo 144A 4.55% 9/27/51 #	1	1
Banco de Credito e Inversiones 144A 8.75% 5/8/29 #, μ, ψ	650,000	687,173
Cencosud 144A 5.95% 5/28/31 #	485,000	491,414
Engie Energia Chile 144A 6.375% 4/17/34 #	670,000	684,824
Latam Airlines Group 144A 7.875% 4/15/30 #	825,000	827,062
Sociedad Quimica y Minera de Chile 144A 5.50% 9/10/34 #	745,000	715,349
		4,152,858
China — 3.54%
Alibaba Group Holding 2.70% 2/9/41	645,000	462,707
Huarong Finance 2017 4.75% 4/27/27 ■	555,000	541,819
Meituan 144A 4.625% 10/2/29 #	765,000	744,414
Sunac China Holdings
PIK, 144A 6.00% 9/30/25 #, >>	1,299,603	227,430
PIK, 144A 6.25% 9/30/26 #, >>	755,067	125,326
Tencent Holdings
144A 2.88% 4/22/31 #	495,000	441,342
144A 3.68% 4/22/41 #	350,000	287,122
NQ- 227 [1024] 1224 (4074828)    1

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
China (continued)
West China Cement 4.95% 7/8/26 ■	580,000	$ 440,800
		3,270,960
Colombia — 1.61%
Canacol Energy 144A 5.75% 11/24/28 #	1,105,000	567,484
Ecopetrol
5.875% 11/2/51	410,000	278,206
8.375% 1/19/36	650,000	635,712
		1,481,402
Dominican Republic — 0.65%
Aeropuertos Dominicanos Siglo XXI 144A 7.00% 6/30/34 #	585,000	597,267
		597,267
Georgia — 2.34%
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #	595,000	600,940
Silknet JSC 144A 8.375% 1/31/27 #	655,000	657,475
TBC Bank JSC 144A 10.25% 7/30/29 #, μ, ψ	910,000	902,997
		2,161,412
Ghana — 0.81%
Kosmos Energy 144A 8.75% 10/1/31 #	770,000	751,363
		751,363
Guatemala — 1.26%
CT Trust 144A 5.125% 2/3/32 #	550,000	500,679
Millicom International Cellular 144A 7.375% 4/2/32 #	649,000	663,421
		1,164,100
Hong Kong — 5.23%
AIA Group
144A 3.375% 4/7/30 #	400,000	373,418
144A 5.375% 4/5/34 #	710,000	718,270
Celestial Dynasty 6.375% 8/22/28 ■	735,000	735,573
CK Hutchison International 23 144A 4.75% 4/21/28 #	460,000	459,234
CK Hutchison International 24 II 144A 4.75% 9/13/34 #	930,000	903,610
Melco Resorts Finance 144A 7.625% 4/17/32 #	965,000	978,402
Standard Chartered 144A 6.301% 1/9/29 #, μ	640,000	662,273
		4,830,780
India — 3.75%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	530,000	467,636
Adani Ports & Special Economic Zone 144A 4.375% 7/3/29 #	525,000	487,168
Biocon Biologics Global 144A 6.67% 10/9/29 #	755,000	745,044
2    NQ- 227 [1024] 1224 (4074828)

(Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
India (continued)
Future Retail 144A 5.60% 1/22/25 #, ‡	425,000	$ 2,129
HDFC Bank 5.18% 2/15/29 ■	720,000	724,876
ICICI Bank 144A 4.00% 3/18/26 #	489,000	483,290
JSW Hydro Energy 144A 4.125% 5/18/31 #	611,800	551,964
		3,462,107
Indonesia — 4.84%
Freeport Indonesia 144A 5.315% 4/14/32 #	795,000	785,657
Indofood CBP Sukses Makmur
3.541% 4/27/32 ■	605,000	538,751
4.805% 4/27/52 ■	480,000	404,679
Medco Maple Tree 144A 8.96% 4/27/29 #	760,000	798,565
Minejesa Capital 144A 5.625% 8/10/37 #	595,000	560,966
Sorik Marapi Geothermal Power 144A 7.75% 8/5/31 #	860,000	849,386
Star Energy Geothermal Wayang Windu 144A 6.75% 4/24/33 #	516,285	525,344
		4,463,348
Israel — 2.29%
Bank Leumi Le-Israel 144A 7.129% 7/18/33 #, μ	650,000	651,971
Energean Israel Finance 144A 4.875% 3/30/26 #	535,000	519,508
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	360,000	349,898
6.75% 3/1/28	575,000	588,509
		2,109,886
Jamaica — 0.81%
Kingston Airport Revenue Finance 144A 6.75% 12/15/36 #	730,000	744,505
		744,505
Kazakhstan — 0.46%
KazMunayGas National 144A 5.375% 4/24/30 #	430,000	424,761
		424,761
Kuwait — 1.50%
NBK SPC
144A 1.625% 9/15/27 #, μ	685,000	645,432
144A 5.50% 6/6/30 #, μ	720,000	738,990
		1,384,422
Macao — 2.14%
MGM China Holdings 144A 4.75% 2/1/27 #	560,000	541,649
Sands China
3.25% 8/8/31	565,000	489,480
4.375% 6/18/30	490,000	461,302
NQ- 227 [1024] 1224 (4074828)    3

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Macao (continued)
Studio City Finance 144A 5.00% 1/15/29 #	535,000	$ 483,477
		1,975,908
Malaysia — 1.46%
CIMB Bank 144A 2.125% 7/20/27 #	600,000	561,252
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	810,000	787,797
		1,349,049
Mexico — 9.13%
America Movil 4.70% 7/21/32	740,000	718,147
Banco Mercantil del Norte
144A 7.625% 1/10/28 #, μ, ψ	465,000	461,768
144A 8.375% 10/14/30 #, μ, ψ	410,000	421,758
Banco Santander Mexico 144A 7.525% 10/1/28 #, μ	415,000	436,758
BBVA Bancomer
144A 5.875% 9/13/34 #, μ	405,000	383,289
144A 8.125% 1/8/39 #, μ	525,000	540,606
Bimbo Bakeries USA 144A 6.40% 1/15/34 #	595,000	632,916
Cemex 144A 9.125% 3/14/28 #, μ, ψ	620,000	660,436
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero PIK, 144A 11.00% 9/12/30 #	595,000	620,288
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple 144A 7.25% 1/31/41 #	750,000	753,187
Grupo Aeromexico 144A 8.25% 11/15/29 #	530,000	530,000
Infraestructura Energetica Nova 144A 4.75% 1/15/51 #	680,000	506,891
Petroleos Mexicanos 7.69% 1/23/50	685,000	531,974
Trust Fibra Uno
144A 4.869% 1/15/30 #	675,000	607,146
144A 7.375% 2/13/34 #	625,000	621,118
		8,426,282
Morocco — 1.27%
OCP
144A 5.125% 6/23/51 #	865,000	665,650
144A 7.50% 5/2/54 #	490,000	508,295
		1,173,945
Nigeria — 2.30%
Access Bank 144A 6.125% 9/21/26 #	765,000	730,640
IHS Holding
144A 5.625% 11/29/26 #	540,000	531,330
5.625% 11/29/26 ■	265,000	260,745
4    NQ- 227 [1024] 1224 (4074828)

(Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Nigeria (continued)
SEPLAT Energy 144A 7.75% 4/1/26 #	605,000	$ 604,053
		2,126,768
Oman — 0.64%
Oryx Funding 144A 5.80% 2/3/31 #	580,000	587,023
		587,023
Panama — 1.50%
Banco Nacional de Panama 144A 2.50% 8/11/30 #	847,000	686,285
Sable International Finance 144A 7.125% 10/15/32 #	695,000	699,125
		1,385,410
Papua New Guinea — 0.66%
Puma International Financing 144A 7.75% 4/25/29 #	598,000	611,462
		611,462
Peru — 1.25%
Banco de Credito del Peru 144A 3.125% 7/1/30 #, μ	600,000	586,137
Consorcio Transmantaro 144A 5.20% 4/11/38 #	605,000	570,473
		1,156,610
Philippines — 1.42%
International Container Terminal Services 4.75% 6/17/30 ■	645,000	635,141
Rizal Commercial Banking 6.50% 8/27/25 μ, ψ, ■	675,000	673,661
		1,308,802
Qatar — 1.52%
Ooredoo International Finance 144A 4.625% 10/10/34 #	845,000	822,720
QNB Finance 2.625% 5/12/25 ■	590,000	581,815
		1,404,535
Saudi Arabia — 2.95%
EIG Pearl Holdings 144A 4.387% 11/30/46 #	515,000	409,343
Greensaif Pipelines Bidco
144A 5.853% 2/23/36 #	490,000	491,296
144A 6.51% 2/23/42 #	580,000	602,582
Saudi Arabian Oil
144A 3.50% 11/24/70 #	410,000	259,042
144A 5.75% 7/17/54 #	500,000	483,336
TMS Issuer 144A 5.78% 8/23/32 #	465,000	476,821
		2,722,420
NQ- 227 [1024] 1224 (4074828)    5

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Serbia — 0.96%
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	880,000	$ 886,327
		886,327
Singapore — 1.21%
BOC Aviation USA 144A 5.25% 1/14/30 #	670,000	682,362
Oversea-Chinese Banking 144A 1.832% 9/10/30 #, μ	447,000	434,120
		1,116,482
South Africa — 2.32%
Anglo American Capital 144A 5.50% 5/2/33 #	735,000	742,664
Prosus 144A 4.193% 1/19/32 #	780,000	709,465
Sasol Financing USA 144A 8.75% 5/3/29 #	670,000	689,458
		2,141,587
South Korea — 2.45%
Kookmin Bank 144A 2.50% 11/4/30 #	705,000	604,188
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #	695,000	698,604
Shinhan Bank 144A 5.75% 4/15/34 #	580,000	590,040
Shinhan Financial Group 144A 5.00% 7/24/28 #	365,000	365,095
		2,257,927
Taiwan — 1.66%
TSMC Arizona 2.50% 10/25/31	1,300,000	1,128,114
TSMC Global 144A 2.25% 4/23/31 #	470,000	404,618
		1,532,732
Tanzania — 0.93%
HTA Group 144A 7.50% 6/4/29 #	840,000	855,462
		855,462
Thailand — 1.61%
Bangkok Bank 144A 5.00% 9/23/25 #, μ, ψ	580,000	574,294
PTTEP Treasury Center 144A 2.587% 6/10/27 #	560,000	528,852
Thaioil Treasury Center 144A 2.50% 6/18/30 #	440,000	379,963
		1,483,109
Türkiye — 5.43%
Akbank TAS
6.80% 6/22/31 μ, ■	470,000	468,277
144A 7.498% 1/20/30 #	225,000	229,827
GDZ Elektrik Dagitim 144A 9.00% 10/15/29 #	680,000	652,457
Mersin Uluslararasi Liman Isletmeciligi 144A 8.25% 11/15/28 #	605,000	627,536
QNB Bank 10.75% 11/15/33 μ, ■	600,000	667,425
6    NQ- 227 [1024] 1224 (4074828)

(Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Türkiye (continued)
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #	750,000	$ 778,655
Turk Telekomunikasyon 144A 7.375% 5/20/29 #	580,000	592,689
Turkiye Garanti Bankasi
144A 7.177% 5/24/27 #, μ	345,000	349,348
144A 8.375% 2/28/34 #, μ	635,000	649,717
		5,015,931
Ukraine — 0.70%
MHP Lux 144A 6.95% 4/3/26 #	720,000	649,629
		649,629
United Arab Emirates — 3.03%
Emirates NBD Bank PJSC 2.625% 2/18/25 ■	410,000	406,641
First Abu Dhabi Bank PJSC 4.50% 4/5/26 μ, ψ, ■	615,000	602,590
Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	991,091	860,691
MAF Global Securities 7.875% 6/30/27 μ, ψ, ■	435,000	450,133
Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	566,346	478,320
		2,798,375
Vietnam — 0.54%
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	505,969	493,967
		493,967
Zambia — 0.83%
First Quantum Minerals 144A 9.375% 3/1/29 #	715,000	761,048
		761,048
Total Corporate Bonds (cost $86,037,212)		86,465,025

Sovereign Bonds — 1.26%
Hungary — 0.65%
MFB Magyar Fejlesztesi Bank 6.50% 6/29/28 ■	580,000	600,479
		600,479
Poland — 0.61%
Bank Gospodarstwa Krajowego 144A 5.375% 5/22/33 #	560,000	557,254
		557,254
Total Sovereign Bonds (cost $1,137,848)		1,157,733

Supranational Banks — 1.57%
Africa Finance 144A 5.55% 10/8/29 #	745,000	745,670
NQ- 227 [1024] 1224 (4074828)    7

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund   (Unaudited)
	Principal amount°	Value (US $)

Supranational Banks (continued)
African Development Bank 5.75% 5/7/34 μ, ψ	730,000	$ 707,002
Total Supranational Banks (cost $1,454,925)		1,452,672
	Number of shares
Common Stock — 0.72%
Mexico — 0.72%
Grupo Aeromexico =, †	29,657	666,966
Total Common Stock (cost $357,118)		666,966

Short-Term Investments — 1.58%
Money Market Mutual Funds — 1.58%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.76%)	365,078	365,078
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.70%)	365,078	365,078
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.81%)	365,078	365,078
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.78%)	365,077	365,077
Total Short-Term Investments (cost $1,460,311)		1,460,311
Total Value of Securities—98.81% (cost $90,447,414)		91,202,707
Receivables and Other Assets Net of Liabilities — 1.19%★		1,098,812
Net Assets Applicable to 11,988,255 Shares Outstanding — 100.00%	$92,301,519
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2024, the aggregate value of Rule 144A securities was $73,990,974, which represents 80.16% of the Fund’s net assets.
>>	PIK. 100% of the income received was in the form of principal.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
8    NQ- 227 [1024] 1224 (4074828)

(Unaudited)
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
‡	Non-income producing security. Security is currently in default.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
★	Of this amount, $83,200 represents cash pledged as collateral for open futures contracts.
The following futures contracts and swap contracts were outstanding at October 31, 2024:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
(32)	US Treasury 10 yr Ultra Notes	$(3,640,000)	$(3,803,490)	12/19/24	$163,490	$6,000
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation[4]
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Mexico 10.375% 1/28/33 Baa2 6/22/26-Quarterly	1,748,000	1.000%	$(12,688)	$4,281	$(16,969)
Total CDS Contracts			$(12,688)	$4,281	$(16,969)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above
NQ- 227 [1024] 1224 (4074828)    9

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund   (Unaudited)
represent the Fund’s total exposure in such contracts, whereas only the variation margin and unrealized appreciation (depreciation) are reflected in the Fund’s net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(2,039)
Summary of abbreviations:
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
yr – Year
USD – US Dollar
10    NQ- 227 [1024] 1224 (4074828)